Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State
Foreign	331	131
Total current	331	131
Deferred:
Federal
State
Foreign
Total deferred
Total income tax provision	$ 331	$ 131